Provisions (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2014	Apr. 16, 2014	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement [Line Items]
Flow through provision			$ 563,604	$ (6,234)	$ 0
Provision			738,022	174,418
Mining Property [Member]
Statement [Line Items]
Provision			$ 708,514
Discount rate			13.80%
Sale and Purchase Agreement [Member]
Statement [Line Items]
Payment of commercial production fee		$ 806,200
Molo Graphite Property [member]
Statement [Line Items]
Interest rates		25.00%
Canadian Exploration Expenditures [member]
Statement [Line Items]
Flow through provision	$ 3,812,642
Flow-through shares subscriptions	17,889,215
Increase in provision							$ 131,320
Adjustment for foreign exchange fluctuations				$ 174,418		$ 180,652
Provision			$ 29,508
Paid in taxes							$ 131,320